Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net loss	$ (26,868,198)	$ (16,590,827)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	23,249	47,747
Share-based compensation expense	391,393	295,106
Changes in operating assets and liabilities:
Accounts receivable	(35,889)	48,634
Prepaid expenses and other assets	(574,341)	(34,189)
Accounts payable	3,353,459	(554,256)
Accrued liabilities and employee benefits	2,785,736	(448,493)
Deferred revenue	(1,666,674)	(1,666,659)
Net cash used in operating activities	(22,591,265)	(18,902,937)
Investing activities
Purchases of investments		(12,000,000)
Maturities of investments	1,500,000	17,700,122
Purchase of property and equipment	(33,255)	(38,957)
Net cash provided by investing activities	1,466,745	5,661,165
Financing activities
Proceeds from issuance of convertible promissory notes, net	100,000	15,163,004
Proceeds from stock option exercises	332,938	31,081
Proceeds from stock subscription	109,834
Gross proceeds of private placement	43,841,850
Payment of costs of private placement	(3,754,706)
Net cash provided by financing activities	40,629,916	15,194,085
Net increase in cash and cash equivalents	19,505,396	1,952,313
Cash and cash equivalents at beginning of year	15,645,528	13,693,215
Cash and cash equivalents at end of year	35,150,924	15,645,528
Cash paid for interest	11,320
Cash paid for taxes	$ 31,437	$ 13,857